UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
February 8, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                17
                                              -----------
Form 13F Information Table Value Total:       $    99,300
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 12/31/06



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  2,238   116,671 SH    SOLE             116,671
Advanta Corporation      CLA  007942105  8,691   218,300 SH    SOLE             218,300
Ameritrade               COM  03074K100  5,299   327,500 SH    SOLE             327,500
ASV, Inc.                COM  001963107  5,572   342,500 SH    SOLE             342,500
Berkshire Hathawayc.     CLA  084670108  3,960        36 SH    SOLE                  36
Black & Decker, Inc.     COM  091797100  9,596   120,000 SH    SOLE             120,000
Cabelas, Inc.            COM  126804301  7,094   294,000 SH    SOLE             294,000
El Paso Corporation      COM  28336L109  6,303   412,500 SH    SOLE             412,500
Federal Agric. Mortgage  CLC  313148306 16,878   622,100 SH    SOLE             622,100
Federal Agric. Mortgage  CLA  313148108  1,113    59,000 SH    SOLE              59,000
International Speedway   CLB  460335300    405     7,950 SH    SOLE               7,950
St. Joe Company          COM  790148100  5,170    96,500 SH    SOLE              96,500
MBIA, Inc.               COM  55262C100 10,630   145,500 SH    SOLE             145,500
Nike, Inc.               COM  654106103    198     2,000 SH    SOLE               2,000
Polaris Industries, Inc. COM  731068102 10,911   233,000 SH    SOLE             233,000
Willow Financial Bancorp COM  97111W101  2,686   180,000 SH    SOLE             180,000
Western Union            COM  319963104  2,556   114,000 SH    SOLE             114,000

REPORT SUMMARY:                 17       99,300